Litigation, regulatory and similar matters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 4,799
Increase in provisions recognized in the income statement	2,222
Release of provisions recognized in the income statement	(891)
Provisions used in conformity with designated purpose	(3,223)
Foreign currency translation and other movements	309
Balance at the end of the year	3,217
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	3,598
Increase in provisions recognized in the income statement	1,166
Release of provisions recognized in the income statement	(556)
Provisions used in conformity with designated purpose	(2,283)
Foreign currency translation and other movements	184
Balance at the end of the year	2,109
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,271
Increase in provisions recognized in the income statement	140
Release of provisions recognized in the income statement	(310)
Provisions used in conformity with designated purpose	(913)
Foreign currency translation and other movements	129
Balance at the end of the year	317
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	147
Increase in provisions recognized in the income statement	2
Release of provisions recognized in the income statement	(39)
Provisions used in conformity with designated purpose	(111)
Foreign currency translation and other movements	18
Balance at the end of the year	16
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation and other movements	0
Balance at the end of the year	0
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	266
Increase in provisions recognized in the income statement	56
Release of provisions recognized in the income statement	(37)
Provisions used in conformity with designated purpose	(26)
Foreign currency translation and other movements	23
Balance at the end of the year	283
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,779
Increase in provisions recognized in the income statement	891
Release of provisions recognized in the income statement	(168)
Provisions used in conformity with designated purpose	(1,213)
Foreign currency translation and other movements	14
Balance at the end of the year	1,302
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	135
Increase in provisions recognized in the income statement	76
Release of provisions recognized in the income statement	(1)
Provisions used in conformity with designated purpose	(19)
Foreign currency translation and other movements	0
Balance at the end of the year	$ 191